Right-of-Use assets and Finance Lease Liabilities	12 Months Ended
Dec. 31, 2023
Right-of-Use assets and Finance Lease Liabilities [Abstract]
Right-of-Use assets and Finance Lease Liabilities
6.	Right-of-Use assets and Finance Lease Liabilities:

On April 19, 2023, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Panamax vessel, the Ikan Kerapu, which was renamed Synthesea. The vessel was delivered to the Company on August 1, 2023, under a 12-month bareboat charter plus 30-days in lessee’s option at a daily rate of $8. The Company made a down payment of $3,500 on signing of the bareboat charter agreement and a payment of $3,500 upon commencement of the bareboat charter. At the end of the 12-month bareboat period, the Company has an option to purchase the vessel for $17,100. The Company has classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an incremental borrowing rate of 5.59%. The Company recognized a finance lease liability of $19,048 and a corresponding right-of-use asset of $26,859 which also includes $811 of initial direct costs. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated useful life of the vessel. During the year ended December 31, 2023, the amortization of the right-of-use asset amounted to $679 and is presented in the Company’s consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the same period amounted to $422 (Note 12). As of December 31, 2023, the right-of-use amounted to $26,180 and is presented under “Right-of-use assets” in the accompanying consolidated balance sheets.

On February 9, 2023, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Panamax vessel, the Oceanic Power, which was renamed Chrisea. The vessel was delivered to the Company on February 21, 2023, under an 18-month bareboat charter plus 30-days in lessee’s option at a daily rate of $7.3. The Company made a down payment of $3,500 on signing of the bareboat charter agreement and a payment of $3,500 upon commencement of the bareboat charter. At the end of the 18-month bareboat period, the Company has an option to purchase the vessel for $12,360. The Company has classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an incremental borrowing rate of 6.19%. The Company recognized a finance lease liability of $15,124 and a corresponding right-of-use asset of $22,824 which also includes $700 of initial direct costs. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated useful life of the vessel. During the year ended December 31, 2023, the amortization of the right-of-use asset amounted to $1,298 and is presented in the Company’s consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the same period amounted to $735 (Note 12). As of December 31, 2023, the right-of-use amounted to $21,526 and is presented under “Right-of-use assets” in the accompanying consolidated balance sheets.

The weighted average remaining lease term for both bareboat charters was 0.61 years as of December 31, 2023.

The weighted average incremental borrowing rate for both bareboat charters was 5.85% as of December 31, 2023.

The annual lease payments under the Synthesea and Chrisea bareboat charter agreements are as follows:

Twelve month periods ending December 31,	Amount
2024	32,471
Total undiscounted lease payments	32,471
Less: Discount based on incremental borrowing rate	(1,051)
Present value of finance lease liabilities	31,420

Finance lease liabilities, current	31,420
Finance lease liabilities, non-current	-
Present value of finance lease liabilities	31,420